Investment Risks - TIFF Multi-Asset Fund	Apr. 30, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, there are certain risks associated with investing in the Fund, and you could lose money on an investment in the Fund.
Acquired Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Acquired Funds Risk.   As an investor in an acquired fund, the Fund will bear its ratable share of expenses, including advisory and administration fees, of the acquired fund. Acquired funds that are private investment funds are generally exempt from registration under the federal and state securities laws and, therefore, shareholders in such private funds, including the Fund, may not benefit from the protections afforded by those laws. Investments by the Fund in a private investment fund are generally not subject to the limitations imposed under the Investment Company Act of 1940 on shares held by a mutual fund in other registered investment companies. Interests in private investment funds generally can only be redeemed, in whole or in part, at the end of a given month or quarter. Any such interests that have restrictions on redemptions will be subject to the Fund’s 15% limitation on illiquid investments.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk.   An issuer or guarantor of a debt obligation or the counterparty to a derivatives contract or other obligation may default or otherwise become unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. A decline in the value of a foreign currency relative to the US dollar will reduce the value of securities or other investments denominated in that currency.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk.   Futures, options, swaps, and forward foreign currency exchange contracts are forms of derivative instruments. The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, index or commodity, and such derivatives often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment in such derivative instrument. When a derivative is used for hedging, the change in value of the derivative may not correlate specifically with the investment or other risk being hedged. There is also the risk that the other party to the transaction will fail to perform. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager’s ability to predict the general direction of market movements, foreign exchange rates, interest rates, or individual securities, as applicable. Predicting such fluctuations is extremely difficult, and thus the successful execution of certain derivative strategies can be highly uncertain. An incorrect prediction may hurt fund performance. If, however, the derivative instrument is being used solely to gain exposure, such as to a market segment, the ability to predict such fluctuations will be less important.

Direct Trading Strategy Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Direct Trading Strategy Risks.   TAS generally will not buy or sell securities within its direct trading strategy directly in response to changing market conditions in general or with respect to specific issuers. This portion of the Fund’s portfolio also likely will be concentrated to a significant extent in a small number of issuers or particular industries (see Focus Risk below). As a result, such portion of the Fund’s portfolio may face greater risks than if it were managed directly in response to market conditions or more broadly diversified over a greater number of issuers or industries.

Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focus Risk.   The greater the Fund’s exposure to any single type of investment — including investment in a given industry, sector, region, country, issuer, or type of investment — the greater the losses the Fund may experience upon any single economic, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund’s shares.

Foreign and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign and Emerging Markets Risk.   Securities issued by foreign entities may involve risks not associated with US investments. These risks include the possibility of expropriation of assets, excessive taxation, and political, economic, social, or diplomatic instability. There may be less liquidity and more volatility in foreign markets than in US markets. There may be less publicly available information about a foreign issuer, and foreign issuers may not be subject to legal, accounting, auditing, and financial reporting standards and requirements comparable to those of US issuers. These risks are intensified in the case of investments in emerging market countries, whose political, legal, economic and social systems supporting their securities markets tend to be less developed and less stable than those of more developed nations.

Interest Rate Risk [Member]
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Risk [Text Block]
Interest Rate Risk.   Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, inflation expectations, and supply and demand. Bond prices typically fluctuate due to changing interest rates and generally vary inversely with market interest rates. Duration reflects the expected life of a bond and provides one measure of the sensitivity of a bond’s price to changing interest rates. For a given change in interest rates, longer duration bonds usually fluctuate more in price than shorter duration bonds. In addition, falling interest rates may cause the Fund’s interest income to decline, and rising interest rates may cause the value of the Fund’s bond investments to fall. Changes in interest rates can also influence equity prices.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging Risk.   Certain transactions may give rise to a form of leverage and many of the acquired funds use leverage on a regular basis. Leverage, including borrowing, may cause the Fund’s performance to be more volatile than if the Fund had not engaged in leverage. The use of derivatives may also create leveraging risk.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk.   From time to time, certain securities may be difficult or impossible to purchase, sell, or convert to cash quickly at favorable prices. Interests in many of the acquired funds and certain other instruments in which the Fund invests are illiquid due to restrictions on transfer, the lack of a trading market, or for other reasons. Reduced liquidity is likely to have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Restrictions or limitations on transfer may also result in a lower value for the security.

Market Disruption Risks Related to Armed Conflict [Member]
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Risk [Text Block]
Market Disruption Risks Related to Armed Conflict.   As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between the United States, Israel and Iran (and their proxies, including Hamas) in the Middle East, and Russia and Ukraine in Europe, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk.   The market value of a security may increase or decrease over time. Market risk may affect a single issuer, an entire industry, or the market as a whole. Securities markets may from time to time experience short term or even extended periods of heightened volatility and turmoil. These events could have an adverse effect on the prices of securities held by the Fund. U.S. trade disputes or other disputes with specific countries (that could result and have resulted in tariffs, trade barriers and investment restrictions); pandemics or epidemics; and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant impact on the Fund and its investments and could result in increased volatility of the Fund’s net asset value and could adversely affect the economies of many countries, including the U.S., and could lead to a decline in the value of the Fund’s investments.

Multi-Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Multi-Manager Risk.   Multi-manager risk is the risk that TAS may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the Fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager. In addition, because each money manager directs the trading for its own portion of the Fund and does not aggregate its transactions with those of the other money managers, the Fund may incur higher brokerage and trading-related costs than would be the case if a single money manager was managing the Fund. Money managers selected by TAS may have a limited operating history, fewer resources, and a limited performance track record, and therefore involve greater risk and uncertainty. Certain money managers may invest in securities or other investments using quantitative strategies or methodologies. These methodologies may perform differently from the market as a whole and there can be no assurance that they will perform as intended or enable the Fund to achieve its investment or performance objectives.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk.   The Fund may experience high portfolio turnover at times because the Fund uses multiple money managers who decide to purchase or sell securities independently of each other or who may use frequent trading strategies. In addition, the Fund may experience high portfolio turnover when a money manager’s services are terminated or those of a new money manager are retained. High portfolio turnover may result in the realization of gains or losses as well as greater brokerage commissions and other transaction costs, which are borne by the Fund.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Short Sale Risk.   The Fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund’s investment performance will suffer if a security that it has sold short appreciates in value.

Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Smaller Company Risk.   The stocks of small or medium-sized companies may be more susceptible to market downturns and their prices may be more volatile than the stocks of larger companies. In addition, small company stocks typically trade in lower volume, making them more difficult to sell than larger company stocks (see Liquidity Risk above).